Short-Term Debt (Summary of Short-Term Debt) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Short-term debt	$ 1,560	$ 159
Commercial paper	1,170	0
Other credit facilities	$ 313	$ 159